Trade and Other Receivables - Additional Information (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($) Customer	Jun. 30, 2024 USD ($)
Disclosure of financial assets [line items]
Term receivables terms	30 days
Trade receivables	$ 3,081	$ 3,687
Trade receivables [member]
Disclosure of financial assets [line items]
Provisions for doubtful debts	2	1
Past due but not impaired [member]
Disclosure of financial assets [line items]
Trade receivables	$ 26	$ 59
Credit risk [member]
Disclosure of financial assets [line items]
Percentage of trade receivables owed from the customers	35.00%	39.00%
Number of customers sample risk exposure | Customer	10
Material concentration risk	0